                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Q1 1999

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       Roberts, Glore, & Co.
Address:    150 S. Wacker Drive #250
            Chicago, IL 60606


 Form 13F File Number: 28-5698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim L. Calaway
Title:    Vice President
Phone:    (312) 977-1630

Signature, Place, and Date of Signing:

Jim L. Calaway                        Chicago, IL                   5/11/99
    [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           NONE
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:     110

Form 13F Information Table Value Total:    $161,355
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          _____      28-_____________           NONE

          [Repeat as necessary.]

Page__ of __   FORM 13F   NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.

--------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

--------------------------------------------------------------------------------------

A F L A C                          cs       001055102          3,312,000     60,842
--------------------------------------------------------------------------------------

Abbott Labs                        cs       002824100         10,209,000    218,081
--------------------------------------------------------------------------------------

Agrium                             cs       008916108            106,000     11,550
--------------------------------------------------------------------------------------

Albertsons                         cs       013104104            430,000      7,900
--------------------------------------------------------------------------------------

Alliance Capital Mgmt LP           cs       018548107          1,145,000     45,233
--------------------------------------------------------------------------------------

Allied Irish Bank PLC              cs       019228402            207,000      2,000
--------------------------------------------------------------------------------------

American Home Products             cs       026609107            961,000     14,730
--------------------------------------------------------------------------------------

American Int'l Group               cs       026874107          6,386,000     52,945
--------------------------------------------------------------------------------------

America Online                     cs       02364J104            453,000      3,085
--------------------------------------------------------------------------------------

Amgen                              cs       031162100          6,653,000     88,860
--------------------------------------------------------------------------------------

     COLUMN TOTALS                                            29,862,000
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                     Item 6:                                                       Item 8:
              Investment Discretion                    Item 7:                 Voting Authority
                                                       Managers                    (Shares)
                 (b) Shared-                         See Instr. V
  (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                 in Instr. V.              Other
--------------------------------------------------------------------------------------------------------

     X                                                                    500                     60,342
--------------------------------------------------------------------------------------------------------

     X                                                                  2,400                   215,681
--------------------------------------------------------------------------------------------------------

     X                                                                    750                     10,800
--------------------------------------------------------------------------------------------------------

     X                                                                                             7,900
--------------------------------------------------------------------------------------------------------

     X                                                                                            45,233
--------------------------------------------------------------------------------------------------------

     X                                                                                             2,000
--------------------------------------------------------------------------------------------------------

     X                                                                                            14,730
--------------------------------------------------------------------------------------------------------

     X                                                                                            52,945
--------------------------------------------------------------------------------------------------------

     X                                                                                             3,085
--------------------------------------------------------------------------------------------------------

     X                                                                    600                     88,260
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------


Page__ of __   FORM 13F   NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.


---------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

---------------------------------------------------------------------------------------

Apache Corp.                       cs       037411105            592,000     22,708
---------------------------------------------------------------------------------------

Applied Power Cl. A                cs       038225108          1,143,000     41,954
---------------------------------------------------------------------------------------

Automatic Data Process             cs       053015103            219,000      5,300
---------------------------------------------------------------------------------------

Bank of New York, Inc.             cs       064057102            611,000     17,000
---------------------------------------------------------------------------------------

BankAmerica Corp.                  cs       06605F102            649,000      9,184
---------------------------------------------------------------------------------------

Berkshire Hathaway                 cs       084670108            785,000         11
---------------------------------------------------------------------------------------

Berkshire Hathaway                 cs       084670207          2,501,000      1,064
---------------------------------------------------------------------------------------

Biomet                             cs       090613100            887,000     21,139
---------------------------------------------------------------------------------------

Bristol Myers Squibb               cs       110122108          1,060,000     16,532
---------------------------------------------------------------------------------------

Campbell Soup                      cs       134429109            213,000      5,230
---------------------------------------------------------------------------------------

   COLUMN TOTALS                                               8,660,000
---------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------
                   Item 6:                                                      Item 8:
            Investment Discretion                   Item 7:                 Voting Authority
                                                    Managers                    (Shares)
              (b) Shared-                         See Instr. V
a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
              in Instr. V.              Other
-----------------------------------------------------------------------------------------------------


  X                                                                   1,100                   21,608
-----------------------------------------------------------------------------------------------------

  X                                                                   1,600                   40,354
-----------------------------------------------------------------------------------------------------

  X                                                                                            5,300
-----------------------------------------------------------------------------------------------------

  X                                                                                           17,000
-----------------------------------------------------------------------------------------------------

  X                                                                                            9,184
-----------------------------------------------------------------------------------------------------

  X                                                                                               11
-----------------------------------------------------------------------------------------------------

  X                                                                                            1,064
-----------------------------------------------------------------------------------------------------

  X                                                                    750                    20,389
-----------------------------------------------------------------------------------------------------

  X                                                                                           16,532
-----------------------------------------------------------------------------------------------------

  X                                                                                            5,230
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

Page__ of __   FORM 13F  NAME OF REPORTING MANAGER    ROBERTS, GLORE & CO., INC.

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--------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

--------------------------------------------------------------------------------------

Cardinal Health                    cs       14149Y108            652,000      9,883
--------------------------------------------------------------------------------------

Charter One Financial              cs       160903100            783,000     21,140

--------------------------------------------------------------------------------------
Cheap Tickets                      cs       162672109            319,000      9,500

--------------------------------------------------------------------------------------

Choicepoint Inc.                   cs       170388102            718,000     14,396
--------------------------------------------------------------------------------------

Cinram Ltd.                        cs       17252T105            327,000     35,392

--------------------------------------------------------------------------------------

Cisco Systems                      cs       17275R102          1,561,000     14,246
--------------------------------------------------------------------------------------

Citigroup                          cs       172967101            212,000      3,325
--------------------------------------------------------------------------------------

Coca-Cola                          cs       191216100          1,547,000     25,205
--------------------------------------------------------------------------------------

Colgate-Palmolive Inc.             cs       194162103            467,000      5,075
--------------------------------------------------------------------------------------

Compaq Computer Co.                cs       204493100          1,267,000     39,984
--------------------------------------------------------------------------------------

  COLUMN TOTALS                                                7,853,000
--------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------
                      Item 6:                                                      Item 8:
               Investment Discretion                   Item 7:                 Voting Authority
                                                       Managers                    (Shares)
                 (b) Shared-                         See Instr. V
  (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                 in Instr. V.              Other
--------------------------------------------------------------------------------------------------------


     X                                                                                             9,883
--------------------------------------------------------------------------------------------------------

     X                                                                 526                        26,614
--------------------------------------------------------------------------------------------------------

     X                                                                                             9,500
--------------------------------------------------------------------------------------------------------

     X                                                                                            14,396
 -------------------------------------------------------------------------------------------------------

     X                                                                                            35,392
--------------------------------------------------------------------------------------------------------

     X                                                                                            14,246
--------------------------------------------------------------------------------------------------------

     X                                                                                             3,325
--------------------------------------------------------------------------------------------------------

     X                                                                                            25,205
--------------------------------------------------------------------------------------------------------

     X                                                                                             5,075
--------------------------------------------------------------------------------------------------------

     X                                                                                            39,984
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

Page__ of __   FORM 13F   NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.

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--------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

--------------------------------------------------------------------------------------

ConAgra                            cs       205887102            364,000     14,197
--------------------------------------------------------------------------------------

Disney Walt                        cs       254687106            212,000      6,813
--------------------------------------------------------------------------------------

Donaldson, Lufkin, Jenre           cs       257661108            244,000      3,500
--------------------------------------------------------------------------------------

Equifax                            cs       294429105          1,719,000     50,011
--------------------------------------------------------------------------------------

Expeditors International           cs       302130109          1,247,000     23,100
--------------------------------------------------------------------------------------

Exxon Corp.                        cs       302290101            598,000      8,470
--------------------------------------------------------------------------------------

Farr Corp.                         cs       311648109            130,000     15,275
--------------------------------------------------------------------------------------

Federal National Mtg Assn          cs       313586109          1,349,000     19,475
--------------------------------------------------------------------------------------

Federal Signal Corp.               cs       313855108            220,000     10,550
--------------------------------------------------------------------------------------

Fifth Third Bancorp                cs       316773100            258,000      3,918
--------------------------------------------------------------------------------------

  COLUMN TOTALS                                                6,341,000
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                      Item 6:                                                      Item 8:
               Investment Discretion                   Item 7:                 Voting Authority
                                                       Managers                    (Shares)
                 (b) Shared-                         See Instr. V
  (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                 in Instr. V.              Other
--------------------------------------------------------------------------------------------------------

     X                                                                                            14,197
--------------------------------------------------------------------------------------------------------

     X                                                                                             6,813
--------------------------------------------------------------------------------------------------------

     X                                                                                             3,500
--------------------------------------------------------------------------------------------------------

     X                                                                                            50,011
--------------------------------------------------------------------------------------------------------

     X                                                                 1,200                      21,900
--------------------------------------------------------------------------------------------------------

     X                                                                                             8,470
--------------------------------------------------------------------------------------------------------

     X                                                                 1,125                      14,150
--------------------------------------------------------------------------------------------------------

     X                                                                 1,300                      18,175
--------------------------------------------------------------------------------------------------------

     X                                                                  700                        9,850
--------------------------------------------------------------------------------------------------------

     X                                                                                             3,918
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

Page__ of __    FORM 13F  NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.

---------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

---------------------------------------------------------------------------------------


First Data Corp.                   cs       319963104            603,000     14,100
---------------------------------------------------------------------------------------

First Tennessee Natl Corp          cs       337162101            368,000     10,050
---------------------------------------------------------------------------------------

Firstar Corp.                      cs       33763v109          1,534,000     17,139
---------------------------------------------------------------------------------------

Franklin Resources                 cs       354613101            960,000     34,151
---------------------------------------------------------------------------------------

General Electric                   cs       369604103          4,928,000     44,551
---------------------------------------------------------------------------------------

Gillette Corp.                     cs       375766102          1,063,000     17,881
---------------------------------------------------------------------------------------

Guidant Corp.                      cs       401698105            228,000      3,764
---------------------------------------------------------------------------------------

Harte-Hanks, Inc                   cs       416196103            439,000     16,000
---------------------------------------------------------------------------------------

Hewlett-Packard Corp.              cs       428236103          2,362,000     34,829
---------------------------------------------------------------------------------------

Illinois Tool Works                cs       452308109          3,379,000     54,604
---------------------------------------------------------------------------------------

  COLUMN TOTALS                                               15,864,000
---------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------
                     Item 6:                                                      Item 8:
              Investment Discretion                   Item 7:                 Voting Authority
                                                      Managers                    (Shares)
                (b) Shared-                         See Instr. V
 (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                in Instr. V.              Other
-------------------------------------------------------------------------------------------------------

    X                                                                                            14,100
-------------------------------------------------------------------------------------------------------

    X                                                                                            10,050
-------------------------------------------------------------------------------------------------------

    X                                                                    150                     16,989
-------------------------------------------------------------------------------------------------------

    X                                                                    374                     33,777
-------------------------------------------------------------------------------------------------------

    X                                                                                            44,551
-------------------------------------------------------------------------------------------------------

    X                                                                  3,008                     14,873
-------------------------------------------------------------------------------------------------------

    X                                                                                             3,764
-------------------------------------------------------------------------------------------------------

    X                                                                                            16,000
-------------------------------------------------------------------------------------------------------

    X                                                                    400                     34,429
-------------------------------------------------------------------------------------------------------

    X                                                                    600                     54,004
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------


Page__ of __   FORM 13F   NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.

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--------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

--------------------------------------------------------------------------------------


Intel Corp.                        cs       458140100          4,628,000     38,928
--------------------------------------------------------------------------------------

IBM                                cs       459200101            505,000      2,848
--------------------------------------------------------------------------------------

Jefferies Corp.                    cs       472318104            266,000      5,600
--------------------------------------------------------------------------------------

Johnson & Johnson                  cs       478160104          6,990,000     74,758
--------------------------------------------------------------------------------------

Jones Lang LaSalle                 cs       48020q107            203,000      6,750
--------------------------------------------------------------------------------------

Lancaster Colony                   cs       513847103            296,000     11,127
--------------------------------------------------------------------------------------

Landauer, Inc.                     cs       51476k103            397,000     16,450
--------------------------------------------------------------------------------------

Leggett & Platt, Inc.              cs       524660107            462,000     23,100
--------------------------------------------------------------------------------------

Lilly Eli                          cs       532457108            407,000      4,800
--------------------------------------------------------------------------------------

Lockheed Martin                    cs       539830109            670,000     17,750
--------------------------------------------------------------------------------------

  COLUMN TOTALS                                               14,824,000
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                     Item 6:                                                       Item 8:
              Investment Discretion                    Item 7:                 Voting Authority
                                                       Managers                    (Shares)
                 (b) Shared-                         See Instr. V
  (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                 in Instr. V.              Other
--------------------------------------------------------------------------------------------------------


     X                                                                1,750                       37,178
--------------------------------------------------------------------------------------------------------

     X                                                                                             2,848
--------------------------------------------------------------------------------------------------------

     X                                                                                             5,600
--------------------------------------------------------------------------------------------------------

     X                                                                  500                       74,258
--------------------------------------------------------------------------------------------------------

     X                                                                1,300                        5,450
--------------------------------------------------------------------------------------------------------

     X                                                                  450                       10,677
--------------------------------------------------------------------------------------------------------

     X                                                                  200                       16,250
--------------------------------------------------------------------------------------------------------

     X                                                                  700                       22,400
--------------------------------------------------------------------------------------------------------

     X                                                                                             4,800
--------------------------------------------------------------------------------------------------------

     X                                                                                            17,750
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------


Page__ of __   FORM 13F   NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.



---------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

---------------------------------------------------------------------------------------

Loral Space and Comm.              cs       G56462107            475,000     32,900
---------------------------------------------------------------------------------------

Lucent Technologies                cs       549463107            263,000      2,432
---------------------------------------------------------------------------------------

M & T Bank Corp.                   cs       55261F104          8,260,000     17,245
---------------------------------------------------------------------------------------

M B N A Corp.                      cs       55262L100          3,322,000    139,128
---------------------------------------------------------------------------------------

Markel Corp.                       cs       570535104            697,000      3,868
---------------------------------------------------------------------------------------

McDonalds                          cs       580135101            467,000     10,296
---------------------------------------------------------------------------------------

MCI Worldcom                       cs       55268B106            274,000      3,090
---------------------------------------------------------------------------------------

Medtronic                          cs       585055106            832,000     11,570
---------------------------------------------------------------------------------------

Merck & Co.                        cs       589331107          5,473,000     68,312
---------------------------------------------------------------------------------------

Micros Systems, Inc.               cs       594901100            680,000     20,600
---------------------------------------------------------------------------------------

  COLUMN TOTALS                                               20,743,000
---------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------
                    Item 6:                                                       Item 8:
             Investment Discretion                    Item 7:                Voting Authority
                                                      Managers                   (Shares)
                (b) Shared-                         See Instr. V
 (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                in Instr. V.              Other
-------------------------------------------------------------------------------------------------------

    X                                                                    950                     31,950
-------------------------------------------------------------------------------------------------------

    X                                                                                             2,432
-------------------------------------------------------------------------------------------------------

    X                                                                    300                     16,945
-------------------------------------------------------------------------------------------------------

    X                                                                                           139,128
-------------------------------------------------------------------------------------------------------

    X                                                                                             3,868
-------------------------------------------------------------------------------------------------------

    X                                                                                            10,296
-------------------------------------------------------------------------------------------------------

    X                                                                                             3,090
-------------------------------------------------------------------------------------------------------

    X                                                                                            11,570
-------------------------------------------------------------------------------------------------------

    X                                                                    100                     68,212
-------------------------------------------------------------------------------------------------------

    X                                                                    900                     19,700
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------


Page__ of __   FORM 13F   NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.

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---------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

---------------------------------------------------------------------------------------

Microsoft Corp.                    cs       594918104         11,739,000    130,980
---------------------------------------------------------------------------------------

MidCity Financial Corp.            cs       59563R105            265,000         50
---------------------------------------------------------------------------------------

Morgan Stanley DW                  cs       617446448            235,000      2,352
---------------------------------------------------------------------------------------

Mutual Risk Mgmt. Ltd.             cs       628351108          1,743,000     45,280
---------------------------------------------------------------------------------------

New Era of Networks                cs       644312100            515,000      7,600
---------------------------------------------------------------------------------------

Newell Rubbermaid Inc              cs       651192106          3,667,000     77,195
---------------------------------------------------------------------------------------

N. Carolina Natural Gas            cs       658221106            238,000      7,850
---------------------------------------------------------------------------------------

North Fork Bancorp                 cs       659424105            425,000     20,137
---------------------------------------------------------------------------------------

Northern States Fin'l Corp.        cs       665751103            328,000     13,750
---------------------------------------------------------------------------------------

Northern Trust Corp.               cs       665859104          3,572,000     40,222
---------------------------------------------------------------------------------------

  COLUMN TOTALS                                               22,727,000
---------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                    Item 6:                                                       Item 8:
             Investment Discretion                    Item 7:                 Voting Authority
                                                      Managers                    (Shares)
                (b) Shared-                         See Instr. V
 (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                in Instr. V.              Other
-------------------------------------------------------------------------------------------------------

    X                                                                                           130,980
-------------------------------------------------------------------------------------------------------

    X                                                                                                50
-------------------------------------------------------------------------------------------------------

    X                                                                                             2,352
-------------------------------------------------------------------------------------------------------

    X                                                                    400                     44,880
-------------------------------------------------------------------------------------------------------

    X                                                                                             7,600
-------------------------------------------------------------------------------------------------------

    X                                                                                            77,195
-------------------------------------------------------------------------------------------------------

    X                                                                                             7,850
-------------------------------------------------------------------------------------------------------

    X                                                                                            20,137
-------------------------------------------------------------------------------------------------------

    X                                                                                            13,750
-------------------------------------------------------------------------------------------------------

    X                                                                                            40,222
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------


Page__ of __   FORM 13F   NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.

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---------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

---------------------------------------------------------------------------------------

Oracle Corp.                       cs       68389X105            228,000      8,662
---------------------------------------------------------------------------------------

Paychex                            cs       704326107            352,000      7,425
---------------------------------------------------------------------------------------

Pepsico Inc.                       cs       713448108            902,000     23,008
---------------------------------------------------------------------------------------

Pfizer Inc.                        cs       717081103          1,414,000     10,189
---------------------------------------------------------------------------------------

Popular Inc.                       cs       733174106            253,000      8,200
---------------------------------------------------------------------------------------

Price T. Rowe Assoc Inc.           cs       741477103            507,000     14,750
---------------------------------------------------------------------------------------

Proctor & Gamble                   cs        74271819            236,000      2,410
---------------------------------------------------------------------------------------

Raymond James Finl.                cs       754730109            240,000     12,150
---------------------------------------------------------------------------------------

Reynolds & Reynolds                cs       761695105            206,000     10,829
---------------------------------------------------------------------------------------

Richfood Holdings Inc.             cs       763408101            591,000     27,400
---------------------------------------------------------------------------------------

  COLUMN TOTALS                                                4,929,000
---------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
                    Item 6:                                                       Item 8:
             Investment Discretion                    Item 7:                 Voting Authority
                                                      Managers                    (Shares)
                (b) Shared-                         See Instr. V
 (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                in Instr. V.              Other
-------------------------------------------------------------------------------------------------------

    X                                                                                             8,662
-------------------------------------------------------------------------------------------------------

    X                                                                                             7,425
-------------------------------------------------------------------------------------------------------

    X                                                                  1,200                     21,808
-------------------------------------------------------------------------------------------------------

    X                                                                                            10,189
-------------------------------------------------------------------------------------------------------

    X                                                                                             8,200
-------------------------------------------------------------------------------------------------------

    X                                                                                            14,750
-------------------------------------------------------------------------------------------------------

    X                                                                    600                      1,810
-------------------------------------------------------------------------------------------------------

    X                                                                                            12,150
-------------------------------------------------------------------------------------------------------

    X                                                                  1,150                      9,679
-------------------------------------------------------------------------------------------------------

    X                                                                  1,900                     25,500
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------

Page__ of __   FORM 13F   NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.

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---------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

---------------------------------------------------------------------------------------

S P S Technologies                 cs       784626103            375,000      9,550
---------------------------------------------------------------------------------------

Safeway Stores                     cs       786514208          1,678,000     32,700
---------------------------------------------------------------------------------------

Schering Plough                    cs       806605101          4,483,000     81,143
---------------------------------------------------------------------------------------

ServiceMaster                      cs       81760N109            213,000     10,493
---------------------------------------------------------------------------------------

Sherwin Williams                   cs       824348106            216,000      7,675
---------------------------------------------------------------------------------------

SouthTrust Corp.                   cs       844730101          1,588,000     42,565
---------------------------------------------------------------------------------------

Sovereign Bancorp                  cs       845905108            414,000     33,760
---------------------------------------------------------------------------------------

State St. Boston Corp.             cs       857473102          4,358,000     52,984
---------------------------------------------------------------------------------------

Storage USA                        cs       861907103            309,000     10,904
---------------------------------------------------------------------------------------

Stryker Corp.                      cs       863667101          1,914,000     37,955
---------------------------------------------------------------------------------------

  COLUMN TOTALS                                               15,548,000
---------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                     Item 6:                                                       Item 8:
              Investment Discretion                   Item 7:                 Voting Authority
                                                      Managers                    (Shares)
                (b) Shared-                         See Instr. V
 (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                in Instr. V.              Other
-------------------------------------------------------------------------------------------------------

    X                                                                    500                      9,050
-------------------------------------------------------------------------------------------------------

    X                                                                                            32,700
-------------------------------------------------------------------------------------------------------

    X                                                                    400                     80,743
-------------------------------------------------------------------------------------------------------

    X                                                                                            10,493
-------------------------------------------------------------------------------------------------------

    X                                                                  1,000                      6,675
-------------------------------------------------------------------------------------------------------

    X                                                                    225                     42,340
-------------------------------------------------------------------------------------------------------

    X                                                                  1,200                     32,560
-------------------------------------------------------------------------------------------------------

    X                                                                                            52,984
-------------------------------------------------------------------------------------------------------

    X                                                                    700                     10,204
-------------------------------------------------------------------------------------------------------

    X                                                                    100                     37,855
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------

Page__ of __   FORM 13F   NAME OF REPORTING MANAGER   ROBERTS, GLORE & CO., INC.

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---------------------------------------------------------------------------------------

                                 Item 2:     Item 3:            Item 4:      Item 5:
     Item 1:                    Title of      CUSIP            Fair Market  Shares or
 Name of Issuer                  Class        Number              Value     Principal
                                                                             Amount

---------------------------------------------------------------------------------------


Tootsie Roll                       cs       890516107          1,711,000     37,194
---------------------------------------------------------------------------------------

Tribune Co.                        cs       896047107            294,000      4,500
---------------------------------------------------------------------------------------

TrustCo Bank                       cs       898349105          2,302,000     92,065

---------------------------------------------------------------------------------------

Valspar Corp.                      cs       920355104          4,067,000    128,868
---------------------------------------------------------------------------------------

Vodaphone                          cs       92857T107            225,000      1,200
---------------------------------------------------------------------------------------

Vulcan Materials                   cs       929160109            384,000      9,300
---------------------------------------------------------------------------------------

Wal-Mart                           cs       931142103            203,000      2,200
---------------------------------------------------------------------------------------

Walgreen Inc.                      cs       931422109          1,861,000     65,870

---------------------------------------------------------------------------------------

Watson Pharm.                      cs       942683103          2,717,000     61,584
---------------------------------------------------------------------------------------

Xerox                              cs       984121103            240,000      4,600
---------------------------------------------------------------------------------------

  COLUMN TOTALS                                               14,004,000
---------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------
                    Item 6:                                                        Item 8:
             Investment Discretion                    Item 7:                 Voting Authority
                                                      Managers                    (Shares)
                (b) Shared-                         See Instr. V
 (a) Sole        As Defined          (c) Shared-                     (a) Sole   (b) Shared     (c) None
                in Instr. V.              Other
-------------------------------------------------------------------------------------------------------


    X                                                                    436                     36,758
-------------------------------------------------------------------------------------------------------

    X                                                                                             4,500
-------------------------------------------------------------------------------------------------------

    X                                                                  1,662                     90,403

-------------------------------------------------------------------------------------------------------

    X                                                                  1,200                    127,668
-------------------------------------------------------------------------------------------------------

    X                                                                                             1,200
-------------------------------------------------------------------------------------------------------

    X                                                                    200                      9,100
-------------------------------------------------------------------------------------------------------

    X                                                                                             2,200
-------------------------------------------------------------------------------------------------------

    X                                                                                            65,870

-------------------------------------------------------------------------------------------------------

    X                                                                    250                     61,334
-------------------------------------------------------------------------------------------------------

    X                                                                                             4,600
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------